STOCKHOLDERS' EQUITY STATEMENTS - USD ($) $ in Millions	Total	Common stock and paid-in capital	Retained earnings	Accumulated other comprehensive loss
Balance, beginning of period at Jun. 30, 2021		$ 83,111	$ 57,055	$ 1,822
Common stock issued		1,841
Net income	$ 72,738		72,738
Other comprehensive income (loss)	(6,500)			(6,500)
Common stock cash dividends			(18,552)
Common stock repurchased		(5,688)	(26,960)
Stock-based compensation expense		7,502
Other, net		173
Balance, end of period at Jun. 30, 2022	$ 166,542	86,939	84,281	(4,678)
Cash dividends declared per common share	$ 2.48
Common stock issued		1,866
Net income	$ 72,361		72,361
Other comprehensive income (loss)	(1,665)			(1,665)
Common stock cash dividends	(20,230)		(20,226)
Common stock repurchased		(4,696)	(17,568)
Stock-based compensation expense		9,611
Other, net		(2)
Balance, end of period at Jun. 30, 2023	$ 206,223	93,718	118,848	(6,343)
Cash dividends declared per common share	$ 2.72
Common stock issued		2,002
Net income	$ 88,136		88,136
Other comprehensive income (loss)	753			753
Common stock cash dividends	(22,296)		(22,293)
Common stock repurchased		(5,712)	(11,547)
Stock-based compensation expense		10,734
Other, net		181
Balance, end of period at Jun. 30, 2024	$ 268,477	$ 100,923	$ 173,144	$ (5,590)
Cash dividends declared per common share	$ 3